Note 5 - Credit Assets, Net of Allowance for Credit Losses	6 Months Ended
Apr. 30, 2026
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Structured Receivable Program (previously referred to as “Receivable Purchase Program”) and Multi-Family Residential Loans and Other. These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Structured Receivable Program (“SRP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s SRP partners, as well as asset-backed securities that have similar underlying assets noted in the SRP portfolio.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two major sub-segments: Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted for regulatory capital purposes) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units. It also includes the public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2026	2025	2025

Structured receivable program	$4,679,121	$4,043,007	$3,548,931
Multi-family residential loans and other	979,093	1,007,232	958,249
	5,658,214	5,050,239	4,507,180

Allowance for credit losses	(8,342)	(7,279)	(4,958)
Accrued interest	26,007	23,418	21,590

Total credit assets, net of allowance for credit losses	$5,675,879	$5,066,378	$4,523,812

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by credit asset category:

	As at April 30, 2026
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,651,145	$20,891	$7,085	$4,679,121
ECL allowance	3,243	64	3,392	6,699
EL %	0.07%	0.31%	47.88%	0.14%
Multi-family residential loans and other	$763,416	$207,816	$7,861	$979,093
ECL allowance	1,361	281	1	1,643
EL %	0.18%	0.14%	0.01%	0.17%
Total credit assets	$5,414,561	$228,707	$14,946	$5,658,214
Total ECL allowance	4,604	345	3,393	8,342
Total EL %	0.09%	0.15%	22.70%	0.15%

	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Structured receivable program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves related to investments in receivables included in the SRP portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that are adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires recognition of credit losses based on 12 months of expected losses for performing credit assets, which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since its origination, which is reflected in the Bank’s Stage 2 grouping. Impaired credit assets require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the bank’s assets, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the quarterly outlook for 2026 continue to be shaped by global trade policy and tariff-related uncertainty, although volatility in average tariff rates has eased. Trade uncertainty remains a material constraint on cross-border activity, weighing on supply chains, exports and business investment in both Canada and the United States, with upcoming North American trade milestones still a notable source of risk. In addition, the situation in the Middle East has emerged as a significant new macroeconomic shock, pushing global energy prices higher and increasing near-term inflation uncertainty. The Bank of Canada expects economic growth to remain modest through 2026, with inflation rising temporarily due to higher energy prices before easing back toward target as price pressures moderate. The U.S. Federal Reserve continues to signal a cautious policy stance, with uncertainty elevated and limited scope for near-term easing. Labour market conditions are expected to soften further but not deteriorate sharply; Canadian labour market data points to weaker hiring activity and a higher unemployment rate, while U.S. labour conditions remain comparatively resilient. Overall, growth is expected to remain modest rather than recessionary, with trade‑related risks and energy‑driven inflation pressures potentially limiting monetary policy flexibility later in the year.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at April 30, 2026 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at April 30, 2026:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL	Upside	Baseline	Downside
Allowance for expected credit losses	$8,342	$7,819	$8,266	$8,926
Provision (recovery) from reported ECL		(523)	(75)	584
Variance from reported ECL (%)		(6%)	(1%)	7%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2026:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,531	$75	$2,621	$6,227
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(288)	(11)	771	472
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(288)	(11)	771	472
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,243	$64	$3,392	$6,699

Multi-family residential loans and other
Balance at beginning of period	$1,483	$206	$1	$1,689
Transfer in (out) to Stage 1	(67)	67	-	-
Transfer in (out) to Stage 2	65	(65)	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(238)	84	-	(154)
Credit asset originations	130	-	-	130
Derecognitions and maturities	(9)	(11)	-	(20)
Provision for (recovery of) credit losses	(119)	75	-	(44)
Write-offs	(5)	-	-	(5)
Recoveries	-	-	-	-
FX Impact	2	-	-	2
Balance at end of period	$1,361	$281	$1	$1,643

Total balance at end of period	$4,604	$345	$3,393	$8,342

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$1,911	$4	$56	$1,971
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	449	607	(27)	1,029
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	449	607	(27)	1,029
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$1,772	$488	$2	$2,262
Transfer in (out) to Stage 1	(200)	200	-	-
Transfer in (out) to Stage 2	155	(155)	-	-
Transfer in (out) to Stage 3	1	(43)	42	-
Net remeasurement of loss allowance	(165)	87	(43)	(121)
Credit asset originations	-	-	-	-
Derecognitions and maturities	(3)	(16)	-	(19)
Provision for (recovery of) credit losses	(212)	73	(1)	(140)
Write-offs	(135)	-	-	(135)
Recoveries	-	-	-	-
FX Impact	(25)	(4)	-	(29)
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the six months ended April 30, 2026:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$3,187	$72	$2,172	$5,431
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	56	(8)	1,220	1,268
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	56	(8)	1,220	1,268
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,243	$64	$3,392	$6,699

Multi-family residential loans and other
Balance at beginning of period	$1,493	$354	$2	$1,848
Transfer in (out) to Stage 1	(146)	146	-	-
Transfer in (out) to Stage 2	144	(144)	-	-
Transfer in (out) to Stage 3	1	-	(1)	-
Net remeasurement of loss allowance	(208)	34	-	(174)
Credit asset originations	205	75	-	280
Derecognitions and maturities	(63)	(181)	-	(244)
Provision for (recovery of) credit losses	(68)	(71)	(1)	(140)
Write-offs	(56)	-	-	(56)
Recoveries	-	-	-	-
FX Impact	(7)	(2)	-	(9)
Balance at end of period	$1,361	$281	$1	$1,643

Total balance at end of period	$4,604	$345	$3,393	$8,342

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the six months ended April 30, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Structured receivable program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,577	611	29	2,217
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,577	611	29	2,217
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$2,360	$611	$29	$3,000

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(397)	397	-	-
Transfer in (out) to Stage 2	146	(146)	-	-
Transfer in (out) to Stage 3	-	(43)	43	-
Net remeasurement of loss allowance	(337)	95	(43)	(285)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(14)	(16)	-	(30)
Provision for (recovery of) credit losses	(562)	258	-	(304)
Write-offs	(259)	-	-	(259)
Recoveries	-	-	-	-
FX Impact	8	(7)	-	1
Balance at end of period	$1,400	$557	$1	$1,958

Total balance at end of period	$3,760	$1,168	$30	$4,958

Credit quality:

The Bank assigns a risk rating to each credit asset comprising its credit asset portfolios. A risk rating is assigned or updated as a function of each new credit application, annual review or an amendment to a facility. The Bank updates client risk ratings to reflect any significant deterioration or improvement in credit quality. The risk rating considers the credit risk attributes of the credit asset, structure, individual client circumstances as well as local, regional and global macroeconomic and market conditions.

The Bank aggregates its risk rating assignments into the following three broad categories:

i) Satisfactory – The client and credit asset valuation are of acceptable credit quality.

ii) Watchlist – The client or the credit asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The credit asset requires close supervision.

iii) Classified – The collection of the structural payment and/or the full repayment of the credit asset is uncertain.

As of April 30, 2026, 97% ( October 31, 2025 – 97%) of the Bank’s credit assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.